Value Line Select Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

COMMON STOCKS 96.2%
	CONSUMER DISCRETIONARY 1.8%
	RETAIL 1.8%
123,200	TJX Companies, Inc. (The)	$8,149,680
	CONSUMER STAPLES 4.1%
	HOUSEHOLD PRODUCTS 1.1%
58,424	Church & Dwight Co., Inc.	5,103,336
	RETAIL 3.0%
37,400	Costco Wholesale Corp.	13,182,752
		18,286,088
	FINANCIALS 4.7%
	COMMERCIAL SERVICES 3.5%
44,000	S&P Global, Inc.	15,526,280
	DIVERSIFIED FINANCIAL SERVICES 0.6%
22,000	Intercontinental Exchange, Inc.	2,456,960
	INSURANCE 0.6%
11,200	Aon PLC Class A	2,577,232
		20,560,472
	HEALTHCARE 15.6%
	ELECTRONICS 0.8%
3,200	Mettler-Toledo International, Inc. (1)	3,698,208
	HEALTHCARE PRODUCTS 14.8%
122,700	Danaher Corp.	27,617,316
28,400	IDEXX Laboratories, Inc. (1)	13,896,404
52,200	Thermo Fisher Scientific, Inc.	23,823,036
		65,336,756
		69,034,964
	INDUSTRIALS 29.4%
	AEROSPACE & DEFENSE 10.3%
101,635	HEICO Corp.	12,785,683
47,200	Teledyne Technologies, Inc. (1)	19,524,280
22,400	TransDigm Group, Inc. (1)	13,169,408
		45,479,371
	COMMERCIAL SERVICES 5.8%
57,177	Cintas Corp.	19,515,082
66,152	IHS Markit, Ltd.	6,402,191
		25,917,273
	ENVIRONMENTAL CONTROL 5.2%
81,800	Republic Services, Inc.	8,126,830
136,700	Waste Connections, Inc.	14,760,866
		22,887,696
	SOFTWARE 4.5%
49,000	Roper Technologies, Inc.	19,763,660
	TRANSPORTATION 3.6%
72,800	Union Pacific Corp.	16,045,848
		130,093,848
	INFORMATION TECHNOLOGY 36.7%
	COMPUTERS 5.6%
89,900	Accenture PLC Class A	24,834,875
	DIVERSIFIED FINANCIAL SERVICES 5.7%
70,900	MasterCard, Inc. Class A	25,243,945
	SOFTWARE 25.4%
12,000	Adobe, Inc. (1)	5,704,440
59,600	ANSYS, Inc. (1)	20,237,776
72,000	Cadence Design Systems, Inc. (1)	9,863,280
54,600	Fidelity National Information Services, Inc.	7,677,306
140,800	Fiserv, Inc. (1)	16,760,832
34,400	Intuit, Inc.	13,177,264
90,400	Salesforce.com, Inc. (1)	19,153,048
28,639	ServiceNow, Inc. (1)	14,322,650
20,800	Synopsys, Inc. (1)	5,153,824
		112,050,420
		162,129,240
	MATERIALS 3.2%
	CHEMICALS 1.9%
38,800	Ecolab, Inc.	8,305,916
	PACKAGING & CONTAINERS 1.3%
68,000	Ball Corp.	5,762,320
		14,068,236
	REAL ESTATE 0.7%
	REITS 0.7%
12,600	American Tower Corp. REIT	3,012,156
TOTAL COMMON STOCKS (Cost $200,115,678)		425,334,684
SHORT-TERM INVESTMENT 3.9%
	MONEY MARKET FUND 3.9%
17,336,635	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.04% (2)	17,336,635

March 31, 2021

TOTAL SHORT-TERM INVESTMENTS (Cost $17,336,635)	$17,336,635
TOTAL INVESTMENTS IN SECURITIES 100.1% (Cost $217,452,313)	$442,671,319
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.1)%	(582,330)
NET ASSETS (3) 100%	$442,088,989

(1)	Non-income producing.
(2)	Rate reflects 7 day yield as of March 31, 2021.
(3)	For federal income tax purposes, the aggregate cost was $217,452,313, aggregate gross unrealized appreciation was $225,219,006, aggregate gross unrealized depreciation was $0 and the net unrealized appreciation was $225,219,006.
REIT	Real Estate Investment Trust.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$425,334,684	$—	$—	$425,334,684
Short-Term Investment	17,336,635	—	—	17,336,635
Total Investments in Securities	$442,671,319	$—	$—	$442,671,319

*	See Schedule of Investments for further breakdown by category.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended March 31, 2021, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.